UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sweetwater Asset Management LLC
Address:  4200 Regent Street, Suite 200, Columbus, OH 43219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard J. Wayman
Title: Chief Compliance Officer
Phone: 614-944-5544

Signature, Place, and Date of Signing:

     /s/ Richard J. Wayman          Columbus, Ohio          July 18, 2007
     ---------------------          --------------         ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $83,036
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                          Cusip       Value   Sh/Prn  SH  PUT  Invstmt Other
Name Of Issuer                   Title of Class           Number      (x1000) Amount  PRN CALL Dscretn Managers  Sole   Shared Other
-------------------------------  ------------------------ --------- --------- ------ ---- ---- ------- -------- ------- ------ -----
ADMINISTAFF INC                  COMMON STOCKS            007094105   1,339   39,998  SH    0    Sole    0        39998
ALLIANT TECHSYSTEMS INC          COMMON STOCKS            018804104     854    8,610  SH    0    Sole    0         8610
ANHEUSER BUSCH COMPANIES INC     COMMON STOCKS            035229103   3,899   74,756  SH    0    Sole    0        74756
APPLE COMPUTER INC               NASDAQ OTC ISSUES        037833100     366    3,000  SH    0    Sole    0         3000
APPLE COMPUTER INC               PUT OPTIONS              037833100     610    5,000  SH  PUT    Sole    0         5000
BERKSHIRE HATHAWAY INC DEL CL B  COMMON STOCKS            084670207   4,208    1,167  SH    0    Sole    0         1167
CARDINAL HEALTH INC              COMMON STOCKS            14149Y108   2,210   31,287  SH    0    Sole    0      31286.6
CITIGROUP INC                    COMMON STOCKS            172967101   1,710   33,343  SH    0    Sole    0      33343.4
Conocophillips                   COMMON STOCKS            20825C104     732    9,322  SH    0    Sole    0      9321.51
CONSTELLATION BRANDS INC         COMMON STOCKS            21036P108     721   29,713  SH    0    Sole    0        29713
DELL INC                         NASDAQ OTC ISSUES        24702R101     927   32,448  SH    0    Sole    0        32448
Diamonds TRUST Series I          COMMON STOCKS            252787106     227    1,690  SH    0    Sole    0         1690
Exxon Mobil Corporation          COMMON STOCKS            30231G102     343    4,084  SH    0    Sole    0         4084
FEDERATED INVESTORS INC (PA.)    COMMON STOCKS            314211103     253    6,600  SH    0    Sole    0         6600
Fifth Third Bancorp              COMMON STOCKS            316773100     550   13,819  SH    0    Sole    0        13819
GENERAL ELECTRIC CO              COMMON STOCKS            369604103   4,262  111,316  SH    0    Sole    0       111316
HARLEY DAVIDSON INC              COMMON STOCKS            412822108   2,644   44,350  SH    0    Sole    0        44350
HUNTINGTON BANCSHARES INC        NASDAQ OTC ISSUES        446150104   2,744  120,648  SH    0    Sole    0       120648
INTEL CORP                       NASDAQ OTC ISSUES        458140100   1,000   42,109  SH    0    Sole    0        42109
ISHARES TR                       COMMON STOCKS            464287861   1,098    9,394  SH    0    Sole    0         9394
ISHARES TR                       NASDAQ OTC ISSUES        464287101   2,133   30,811  SH    0    Sole    0        30811
Ishares Tr S&P 500 Barra         COMMON STOCKS            464287309   1,043   15,194  SH    0    Sole    0      15193.7
Ishares Tr S&P 500 Barra         COMMON STOCKS            464287408     972   11,900  SH    0    Sole    0        11900
JETBLUE AWYS CORP                NASDAQ OTC ISSUES        477143101     410   34,875  SH    0    Sole    0        34875
JOHNSON & JOHNSON                COMMON STOCKS            478160104   2,769   44,935  SH    0    Sole    0      44934.6
KEYCORP NEW                      COMMON STOCKS            493267108   2,737   79,738  SH    0    Sole    0      79738.5
MICROSOFT CORP                   NASDAQ OTC ISSUES        594918104   1,091   37,010  SH    0    Sole    0      37010.2
MYLAN LABS INC                   COMMON STOCKS            628530107   1,193   65,604  SH    0    Sole    0        65604
NABORS INDUSTRIES LTD            COMMON STOCKS            G6359F103     544   16,282  SH    0    Sole    0        16282
National City Corp               COMMON STOCKS            634405103     586   17,582  SH    0    Sole    0      17582.3
PARK NATL CORP                   COMMON STOCKS            700658107   4,243   50,037  SH    0    Sole    0        50037
PLAYBOY ENTERPRISES INC-CL B     COMMON STOCKS            728117300   1,268  111,909  SH    0    Sole    0       111909
PROCTER & GAMBLE CO              COMMON STOCKS            742718109   4,095   66,922  SH    0    Sole    0      66921.9
Raytheon Company New             COMMON STOCKS            755111507     360    6,672  SH    0    Sole    0      6672.36
S & P 500 INDEX (Bridge Symbol)  PUTS NON-EQUITY OPTIONS  648815108  12,027    8,000  SH  PUT    Sole    0         8000
S P D R TRUST Unit SR            COMMON STOCKS            78462F103   7,101   47,204  SH    0    Sole    0        47204
SAKS INC                         COMMON STOCKS            79377W108     726   34,000  SH    0    Sole    0        34000
SCOTTS CO                        COMMON STOCKS            810186106   1,308   30,445  SH    0    Sole    0        30445
SKY FINL GROUP INC               NASDAQ OTC ISSUES        83080P103     855   30,700  SH    0    Sole    0        30700
WABTEC CORP.                     COMMON STOCKS            929740108     793   21,719  SH    0    Sole    0        21719
WALGREEN CO                      COMMON STOCKS            931422109   6,087   16,746  SH    0    Sole    0        16746